TRANSAMERICA VALUE VARIABLE ANNUITYSM
Issued through
Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Updating Summary Prospectus
May 1, 2024
This Updating Summary Prospectus summarizes certain key features of the Transamerica Value Variable AnnuitySM variable annuity contract (“the contract”). The Updating Summary Prospectus also provides a summary of contract features that have changed.
The prospectus for the contract contains more information about the policy, including its features, benefits, and risks. You can find the prospectus and other information about the contract online at Transamerica.com. You can also obtain this information at no cost by calling toll free (800)462-2391 or by sending an email request to Annuities.Customerservice@transamerica.com.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If You’d like this option, give us a call at the number on Your account statement, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.
Your election to receive reports in paper will apply to all Portfolio Companies available under Your contract.

ii

special TERMS
Accumulation Value - The value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account).
Contract Owner (You, Your) - The person or persons designated as the Contract Owner in the application to participate in the Contract. The term shall also include any person named as joint Owner. A joint Owner shares ownership in all respects with the Contract Owner. The Contract Owner has the right to assign ownership to a person or party other than him/herself.
Portfolio Companies - The investment company(ies) made available as Investment Options under the Contract. Also referred to as underlying fund portfolios.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified Portfolio Company.
summary of contract features that have changed
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the last current Prospectus. This may not reflect all of the changes that have occurred since You entered into Your contract.
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For changes in the names of certain portfolios and/or Advisers/Subadvisors please refer to the Appendix A - Portfolio Companies Available Under the Contract.
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For updated portfolio expense information please refer to Important Information You Should Consider About This Contract and the Appendix - Portfolio Companies Available Under the Contract.
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For updated portfolio performance information please refer to the Appendix A - Portfolio Companies Available Under the Contract.

important INFORMATION you should consider about the contract
	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract schedule page for information about the specific fees You will pay each year based on the options You have elected.
				Annuity Contract Fee Tables and Expense Examples Appendix A – Portfolio Companies Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.17%	0.20%
	Investment Options (Portfolio Company fees and expenses as a percentage of policy value invested)	0.11%	0.34%
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)[2]	0.05%[1]	2.00%
	1 As a percentage of average Accumulated Value.
	2 As a percentage of withdrawal base
Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year based on current charges.

	Lowest Annual Cost $419	Highest Annual Cost $2,053
	Assumes:	Assumes:
	•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No optional benefits •No sales charges •No additional purchase payments, transfers, or withdrawals
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of optional benefits and
fund fees and expenses
•No sales charges
•No additional purchase
payments, transfers, or
withdrawals

	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.			Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to help meet long-term financial objectives by paying a death benefit to family members or other beneficiaries. The benefits of tax deferral also mean the
Contract is more beneficial to investors with a long-term investment horizon. You may pay substantial charges if You take withdrawals or fully surrender the Contract during the surrender charge period.
				Principal Risks of Investing in the Contract Tax Information

	RISKS	Location in Prospectus
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance. The investment performance of Your Contract can vary depending on the performance of the Subaccounts options that You choose.
•Each Subaccount has its own unique risks.
•You should review the Subaccounts carefully before making an investment decision.
Principal Risks of Investing in the Contract Investment Options Appendix A Portfolio Companies Available Under the Contract
Insurance Company Risk
Any obligations guarantees, and benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to You. More information about
Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or by calling toll-free (800) 462-2391.
Principal Risks of Investing in the Contract Transamerica Financial Life Insurance Company Financial Condition
	RESTRICTIONS	Location in Prospectus
Investments
•We reserve the right to remove or substitute Portfolio Companies as
Investment Options under the Contract.
•With certain riders, the Portfolio Companies to which You may allocate
Your Contract value are limited.
Annuity Contract Fee Tables and Expense Examples Transamerica Financial Life Insurance Company, the Separate Account and the Portfolio Companies
Optional Benefits
•Optional insurance benefits may be available only to insureds within certain age ranges, may be subject to special rules regarding the effect of withdrawals on the benefit amount, and may be subject to specific conditions regarding termination of the benefit.
•Exceeding limits specified by the terms of the optional benefits may affect the availability of the benefits by reducing the benefits by an amount greater than the amount withdrawn or may cancel the benefits.
•We reserve the right to stop offering an optional benefit at any time for new purchasers, including current Contract Owners who wish to add a benefit after the Contract date.
•In some cases, a benefit may not be available through all financial intermediaries or all states. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Benefits Available Under the Contract

	TAXES	Location in Prospectus
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•If You purchase the Contract through a tax qualified plan or individual retirement account (IRA), You do not get any additional tax deferral.
•Earnings on Your Contract are taxed at ordinary income tax rates when
You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59½.
Tax Information
	CONFLICT OF INTEREST	Location in Prospectus
Exchanges
Some investment professionals may have a financial incentive to offer You a new Contract in place of the one You already own. You should only exchange Your Contract if You determine, after comparing the features, fees, and risks of both policies, that it is preferable for You to purchase the new Contract rather than continue to own Your existing Contract.
Exchanges and/or Reinstatements

APPENDIX A
PORTFOLIO COMPANIES AVAILABLE UNDER THE Contract
The following is a list of Portfolio Companies available under the Contract. Depending on the optional benefits you choose, You may not be able to invest in certain Portfolio Companies.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at http://dfinview.com/Transamerica/TAHD/89355N657?site=VAVUL. You can also request this information at no cost by calling (800) 462-2391 or sending an email request to Annuities.Customerservice@transamerica.com.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but does not reflect the other fees and expenses that Your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Year	10 Year
Seeks to provide long-term capital appreciation and reasonable current income.	Vanguard® VIF Balanced Portfolio* Advised by: Wellington Management Company, LLP	0.21%	14.33%	9.59%	7.89%
Seeks to provide long-term capital appreciation.	Vanguard® VIF Capital Growth Portfolio Advised by: PRIMECAP Management Company	0.34%	27.98%	14.33%	12.85%
Seeks to provide current income and low to moderate capital appreciation.	Vanguard® VIF Conservative Allocation Portfolio* Advised by: The Vanguard Group, Inc.	0.13%	12.51%	5.60%	4.84%
Seeks to provide long-term capital appreciation and income.	Vanguard® VIF Diversified Value Portfolio Advised by: Hotchkis and Wiley Capital Management, LLC	0.29%	20.13%	14.28%	9.27%
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® VIF Equity Income Portfolio Advised by: Wellington Management Company, LLP and Vanguard's Equity Investment Group	0.29%	8.10%	11.57%	9.53%
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® VIF Equity Index Portfolio Advised by: The Vanguard Group, Inc.	0.14%	26.11%	15.52%	11.88%
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard® VIF Global Bond Index Portfolio Advised by: The Vanguard Group, Inc.	0.13%	6.52%	1.00%	-
Seeks to provide long-term capital appreciation.	Vanguard® VIF Growth Portfolio Advised by: Wellington Management Company, LLP	0.33%	40.13%	16.08%	12.88%
Seeks to provide a high level of current income.	Vanguard® VIF High Yield Bond Portfolio Advised by: Wellington Management Company, LLP	0.24%	11.66%	5.13%	4.34%
Seeks to provide long-term capital appreciation.	Vanguard® VIF International Portfolio Advised by: Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.33%	14.65%	10.28%	6.80%

PORTFOLIO COMPANIES AVAILABLE UNDER THE Contract — (Continued)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Year	10 Year
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio Advised by: The Vanguard Group, Inc.	0.17%	15.83%	12.56%	9.27%
Seeks to provide current income and low to moderate capital appreciation.	Vanguard® VIF Moderate Allocation Portfolio* Advised by: The Vanguard Group, Inc.	0.13%	15.55%	7.78%	6.19%
Seeks to provide current income while maintaining liquidity and a stable share price of $1.	Vanguard® VIF Money Market Portfolio Advised by: The Vanguard Group, Inc.	0.15%	5.05%	1.86%	1.30%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REIT's and other real estate-related investments.	Vanguard® VIF Real Estate Index Portfolio Advised by: The Vanguard Group, Inc.	0.26%	11.70%	7.18%	7.29%
Seeks to provide current income while maintaining limited price volatility.	Vanguard® VIF Short-Term Investment-Grade Portfolio Advised by: The Vanguard Group, Inc.	0.14%	6.16%	2.13%	1.93%
Seeks to provide long-term capital appreciation.	Vanguard® VIF Small Company Growth Portfolio Advised by: The Vanguard Group, Inc. and ArrowMark Colorado Holding, LLC	0.29%	19.65%	9.98%	7.85%
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® VIF Total Bond Market Index Portfolio Advised by: The Vanguard Group, Inc.	0.14%	5.58%	1.04%	1.71%
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® VIF Total International Stock Market Index Portfolio Advised by: The Vanguard Group, Inc.	0.11%	15.55%	7.31%	-
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® VIF Total Stock Market Index Portfolio Advised by: The Vanguard Group, Inc.	0.13%	25.95%	14.93%	11.29%
Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.	Transamerica S&P 500 Index VP - Initial Class(1) Advised by: SSGA Funds Management, Inc.	0.13%	26.09%	15.49%	-
(1)
Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with Your registered representative to decide which Subaccount(s) may be appropriate for You based on a thorough analysis of Your particular insurance needs; financial objectives; investment goals; time horizons; and risk tolerance.
*Designated Investment Options for GLWB rider

The Prospectus and Statement of Additional Information (SAI) include additional information. The Prospectus and SAI which have the same effective date as this summary prospectus are incorporated by reference as amended or supplemented. The Prospectus and SAI are available without charge upon request. For a free copy call us at (800)462-2391 or write us at:
Transamerica Financial Life Insurance Company
P.O. Box 369
Cedar Rapids, IA 52406-0369
Reports and other information about the Separate Account are available on the SEC’s website at sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is #C000018396